Summary of Significant Accounting Policies (Details 6)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Customer A
Concentration Risk [Line Items]
Customer, percent of revenues	32.00%	34.00%	28.00%	26.00%
Customer, percent of accounts receivable	42.00%	56.00%	46.00%	45.00%
Customer B
Concentration Risk [Line Items]
Customer, percent of revenues	16.00%	0.00%	14.00%	12.00%
Customer, percent of accounts receivable	10.00%	0.00%	8.00%	9.00%
Customer C
Concentration Risk [Line Items]
Customer, percent of revenues	11.00%	17.00%	10.00%	7.00%
Customer, percent of accounts receivable	5.00%	12.00%	13.00%	11.00%
Vendor A
Concentration Risk [Line Items]
Vendor, percent of purchases	69.00%	38.00%	48.00%	47.00%
Vendor, percent of accounts payable	32.00%	31.00%	64.00%	33.00%
Vendor B
Concentration Risk [Line Items]
Vendor, percent of purchases	14.00%	18.00%	14.00%	16.00%
Vendor, percent of accounts payable	6.00%	8.00%	0.00%	17.00%
Vendor C
Concentration Risk [Line Items]
Vendor, percent of purchases			8.00%	16.00%
Vendor, percent of accounts payable			0.00%	4.00%
Customer D
Concentration Risk [Line Items]
Customer, percent of revenues	11.00%	10.00%
Customer, percent of accounts receivable	16.00%	8.00%